SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended	15 Months Ended
	Apr. 30, 2024	Jul. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
SCHEDULE OF INVENTORY

	April 30, 2024	April 30, 2023
Finished Goods	$995,533	$1,509,985
Component/Replacement Parts	770,737	1,712,553
Capitalized Duty/Freight	26,171	517,228
Inventory Reserve	(183,245)	(550,000)
Total	$1,609,196	$3,189,766

	July 31, 2024	April 30, 2024
Finished Goods	$1,845,255	$995,533
Component/Replacement Parts	(240,290)	770,737
Capitalized Duty/Freight	90,882	26,171
Inventory Reserve	(35,000)	(183,245)
Total	$1,660,847	$1,609,196

SCHEDULE OF DERIVATIVE LIABILITIES

Note derivative is related to	April 30, 2024 balance	(Gain) loss for the year ended April 30, 2024
8/6/21 warrants	$4,898	$(97,026)
6/17/22 underwriter warrants	535	(5,996)
9/30/22 warrants issued with common stock	-	(16,484,486)
1/6/2023 warrants issued with note payable	-	(2,720,053)
10/11/2023 warrants issued with note payable	-	(46,909)
12/7/2023 warrants issued with note payable	-	11,718,858
Total	$5,433	$(7,635,612)

The Company’s derivative liabilities were calculated using Level 2 assumptions on the issuance and balance sheet dates via a Black-Scholes option pricing model and consisted of the following ending balances and gain amounts as of and for the year ended April 30, 2023:

Note derivative is related to	April 30, 2023 ending balance	(Gain) loss for the year ended April 30, 2023
4/11/21 profit guaranty	$1,456,854	$395,304
8/6/21 convertible notes	101,924	(2,611,410)
6/17/22 underwriter warrants	6,531	(57,951)
Other derivative liabilities eliminated in uplist	-	(1,604,413)
9/30/22 warrants issued with common stock	6,109,559	(6,170,728)
1/6/2023 warrants issued with note payable	2,814,738	(900,819)
Total	$10,489,606	$(10,950,017)

Note derivative is related to	July 31, 2024 balance	(Gain) loss for the three months ended July 31, 2024
8/6/21 convertible notes	$4,716	$182
6/17/22 underwriter warrants	563	(28)
Total	$5,279	$154

SCHEDULE OF WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD

	Year Ended April 30, 2024	Year Ended April 30, 2023
Expected life in years	2.5 -10 years	3.25-10 years
Stock price volatility	150%	50 - 150%
Risk free interest rate	4.08-5.37%	2.90%-4.34%
Expected dividends	0%	0%

The Black-Scholes option pricing model assumptions for the derivative liabilities during the periods ended July 31, 2024 and 2023 consisted of the following:

	Period Ended July 31, 2024	Period Ended July 31, 2023
Expected life in years	2 – 3.98 years	0.7-10 years
Stock price volatility	150%	150%
Risk free interest rate	4.60%	4.08%-5.37%
Expected dividends	0%	0%

Warrant [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
SCHEDULE OF WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD

	Year Ended April 30, 2024	Year Ended April 30, 2023
Expected life in years	5-10 years	5 - 10 years
Stock price volatility	150%	50% - 150%
Risk free interest rate	4.59%	2.50% - 4.68%
Expected dividends	0%	0%

The warrants granted during the periods ended July 31, 2024 and 2023 were valued using a Black-Scholes option pricing model on the date of grant using the following assumptions:

	Period Ended July 31, 2024	Period Ended July 31, 2023
Expected life in years	- years	- years
Stock price volatility	-%	-%
Risk free interest rate	-%	-%
Expected dividends	-%	-%